Benefit Payments, Pension (Detail) - Pension ₨ in Millions	Mar. 31, 2017 INR (₨)
Benefit payments
2018	₨ 70.9
2019	69.6
2020	84.1
2021	59.9
2022	66.7
2023-2027	₨ 104.8